Related Party Transactions and Balances (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances [Abstract]
Contributions by the shareholders	$ 77,090,648	$ 951,539
Amounts paid on behalf of the Group by the shareholders	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,647,064)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)
Total	$ 23,300,052	$ (22,703,673)